EXHIBIT

Munder Series Trust

480 Pierce Street

Birmingham, MI 48009

Via EDGAR Correspondence

October 19, 2005

Christian Sandoe

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Munder Series Trust II (the “Registrant”), SEC File Nos. 333-15205, 811-07897:
Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”)

Dear Mr. Sandoe:

In connection with a response being made on behalf of the Registrant to comments you provided with respect to the Amendment, the Registrant hereby acknowledges that:

•	the Registrant is responsible for the adequacy and the accuracy of the disclosure in the Amendment;

•	comments of the staff of the Securities and Exchange Commission (“SEC Staff”) or changes to disclosure in response to SEC Staff comments in the Amendment reviewed by the staff do not foreclose the Securities and Exchange Commission from taking any action with respect to the Amendment; and

•	the Registrant may not assert SEC Staff comments as a defense in any proceeding initiated by the Securities and Exchange Commission or any person under the federal securities laws.

Please do not hesitate to contact the undersigned at (248) 647-9201 if you have any questions concerning the foregoing.

Sincerely,

/s/ Stephen J. Shenkenberg

Stephen J. Shenkenberg

cc:	Jane A. Kanter, Esq.